OTHER NONCURRENT ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OTHER NONCURRENT ASSETS
Pension assets	$ 1		$ 100
Debt issuance costs	29		31
Capitalized turnaround costs	127		141
Spare parts inventory	93		89
Catalyst assets	25		23
Deposits	33		31
Other	58		67
Total	366	[1]	482	[1]
Amortization expense of catalyst assets	$ 10		$ 12		$ 12

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."